Tax Situation (Details) - Schedule of total tax loss amounts S/ in Thousands	12 Months Ended
Dec. 31, 2022 PEN (S/)
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 615,909
2023	82,738
2024	57,347
Application Forward	475,824
Cumbra Peru S.A. [Member]
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 316,986
Tax loss aplication method	B
2023	S/ 28,139
2024	26,467
Application Forward	262,380
Statute of limitations
Vial y Vives - DSD S.A. [Member]
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 212,369
Tax loss aplication method	No aplica
2023
2024	22,047
Application Forward	190,322
Statute of limitations
Unna Energia S.A. [Member]
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 38,242
Tax loss aplication method	A
2023	S/ 30,255
2024	7,987
Application Forward
Statute of limitations	2,026
AENZA S.A.A. [Member]
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 22,237
Tax loss aplication method	B
2023	S/ 22,237
2024
Application Forward
Statute of limitations
Transportadora de Gas Natural Comprimido Andino S.A.C. [Member]
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 15,532
Tax loss aplication method	B
2023	S/ 350
2024	375
Application Forward	14,807
Statute of limitations
Carretera Andina del Sur S.A.C. [Member]
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 9,025
Tax loss aplication method	B
2023	S/ 239
2024	471
Application Forward	8,315
Statute of limitations
Consorcio Constructor Chavimochic [Member]
Tax Situation (Details) - Schedule of total tax loss amounts [Line Items]
Tax loss	S/ 1,518
Tax loss aplication method	B
2023	S/ 1,518
2024
Application Forward
Statute of limitations